WisdomTree Trust

245 Park Avenue, 35th Floor

New York, New York 10167

May 29, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

WisdomTree Trust (the “Trust”) is hereby filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 622 (“PEA No. 622”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 622 is to provide material disclosure updates for WisdomTree U.S. Quality Shareholder Yield Fund (formerly known as WisdomTree U.S. LargeCap Value Fund).

Please feel free to contact me at 917-267-3855 with any questions or comments.

Sincerely,

/s/ Joanne Antico
Joanne Antico
Assistant Secretary